Retirement and Other Postretirement Benefits - Schedule of Assumed Health Care Cost Trend Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Health care cost trend rate assumed for next year	5.50%	5.50%	5.50%
Rate to which the cost trend rate gradually declines	4.50%	4.50%	4.50%